Schedule of Warrant Outstanding and Fair Values (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Warrant to purchase share of common stock	1,898,489
Lines of credit current	$ 2,000,000
Secured Note [Member]
Short-Term Debt [Line Items]
Warrant to purchase share of common stock	10,357,086	8,458,597